Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Trading Equity:
Unrestricted cash	$ 54,498,150	$ 79,053,213
Restricted cash	6,938,556	5,052,970
Total cash	61,436,706	84,106,183
Net unrealized gain on open contracts (MS&Co.)	(146,410)	(216,405)
Net unrealized gain on open contracts (MSIP)	236,359	356,301
Total net unrealized gain on open contracts	89,949	139,896
Options purchased	0	366,896
Total Trading Equity	61,526,655	84,612,975
Interest receivable (MSSB)	1,376	5,799
Total Assets	61,528,031	84,618,774
LIABILITIES
Redemptions payable	2,022,443	2,189,794
Accrued brokerage fees (MS&Co.)	297,607	400,033
Accrued management fees	99,203	176,681
Options written	0	166,225
Total Liabilities	2,419,253	2,932,733
PARTNERS' CAPITAL
Limited Partners	58,393,243	80,808,446
General Partner	715,535	877,595
Total Partners' Capital	59,108,778	81,686,041
Total Liabilities and Partners' Capital	61,528,031	84,618,774
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 9.77	$ 10.59
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Trading Equity:
Unrestricted cash	85,155,171	98,314,468
Restricted cash	9,058,228	5,111,849
Total cash	94,213,399	103,426,317
Net unrealized gain on open contracts (MS&Co.)	3,019,365	5,598,748
Net unrealized gain on open contracts (MSIP)	(43,288)	468,290
Total net unrealized gain on open contracts	2,976,077	6,067,038
Options purchased	0	0
Total Trading Equity	97,189,476	109,493,355
Interest receivable (MSSB)	820	6,465
Total Assets	97,190,296	109,499,820
LIABILITIES
Redemptions payable	2,812,224	1,744,087
Accrued brokerage fees (MS&Co.)	474,378	514,941
Accrued management fees	158,126	171,647
Options written	0	0
Total Liabilities	3,444,728	2,430,675
PARTNERS' CAPITAL
Limited Partners	92,674,799	1,105,911,284
General Partner	1,070,769	1,157,861
Total Partners' Capital	93,745,568	107,069,145
Total Liabilities and Partners' Capital	97,190,296	109,499,820
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 20.94	$ 20.71
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Unrestricted cash	66,435,896	78,094,582
Restricted cash	5,028,161	2,865,033
Total cash	71,464,057	80,959,615
Net unrealized gain on open contracts (MS&Co.)	1,351,525	2,156,329
Net unrealized gain on open contracts (MSIP)	125,032	288,889
Total net unrealized gain on open contracts	1,476,557	2,445,218
Options purchased	1,720	2,775
Total Trading Equity	72,942,334	83,407,608
Interest receivable (MSSB)	209	6,527
Total Assets	72,942,543	83,414,135
LIABILITIES
Redemptions payable	2,942,794	2,102,069
Accrued brokerage fees (MS&Co.)	358,188	399,170
Accrued management fees	89,546	133,056
Options written	3,973	5,500
Total Liabilities	3,394,501	2,639,795
PARTNERS' CAPITAL
Limited Partners	68,640,922	79,881,815
General Partner	907,120	892,525
Total Partners' Capital	69,548,042	80,774,340
Total Liabilities and Partners' Capital	$ 72,942,543	$ 83,414,135
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 12.62	$ 12.42